Consolidated Statements of Income - CAD ($) $ in Millions		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Profit or loss [abstract]
Revenue [note 25]		$ 5,239	$ 4,882
Operating, general and administrative expenses [note 22]		(3,150)	(2,885)
Restructuring costs [notes 13 and 22]	[1]	(446)	(54)
Amortization
Deferred equipment revenue [note 16]		30	38
Deferred equipment costs [note 9]		(110)	(122)
Depreciation and amortisation expense		(932)	(860)
Operating income from continuing operations		631	999
Amortization of financing costs - long-term debt [note 14]		(3)	(2)
Interest expense [notes 14 and 25]		(248)	(267)
Equity income (loss) of an associate or joint venture [note 7]		(200)	73
Other expenses		29	(65)
Profit (loss) before tax		209	738
Current income tax expense [note 24]		137	142
Deferred income tax expense [note 24]		6	39
Net income from continuing operations		66	557
Income (loss) from discontinued operations, net of tax [note 3]		(6)	294
Profit (loss)		60	851
Net income from continuing operations attributable to:
Equity shareholders		66	557
Income (loss) from discontinued operations attributable to:
Equity shareholders		$ (6)	$ 294
Basic earnings (loss) per share [note 19]
Continuing operations		$ 0.11	$ 1.12
Discontinued operations		(0.01)	0.60
Total basic earnings (loss) per share		0.10	1.72
Diluted earnings (loss) per share [note 19]
Continuing operations		0.11	1.11
Discontinued operations		(0.01)	0.60
Diluted earnings per share		$ 0.10	$ 1.71

[1]	The Company does not report restructuring costs, amortization, interest or cash taxes on a segmented basis.